May 7, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW,

Washington, D.C. 20549

Re:         Firsthand Funds (the “Registrant”)

File Nos. 33-73832 and 811-08268

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Registrant as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated April 30, 2025, do not differ from those contained in Post-Effective Amendment No. 67 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2025.

Please contact the undersigned at (408) 624-9531 with any questions you may have concerning this filing.

Very truly yours,

/s/ Kelvin Leung, Esq.

Kelvin Leung, Esq.

General Counsel

Firsthand Capital Management, Inc.